Debt (Summary of Long-term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014		Nov. 15, 2014	Dec. 31, 2013		Dec. 19, 2014	Sep. 15, 2008	Jun. 18, 2013	Nov. 13, 2013	Nov. 09, 2010	May 12, 2010	Dec. 24, 2013
Debt Instrument [Line Items]
Net debt carrying amount	$ 8,138.5			$ 7,586.5
Long-term debt, current maturities	2,405.7			0
Long-term debt, excluding current maturities	5,732.8			7,586.5
Loans payable | U.S. Term Loans
Debt Instrument [Line Items]
Net debt carrying amount	800.0			0		800.0
Revolving Facility | Revolving Facility
Debt Instrument [Line Items]
Net debt carrying amount	0			60.0
Convertible Debt | Cash Convertible Notes
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage							3.75%
Net debt carrying amount				1,828.3	[1]
Long-term debt, current maturities	2,405.6	[1]
Senior Notes | 2016 Senior Notes (1.800% coupon)
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage								1.80%
Net debt carrying amount	500.2	[2]		499.2	[2]
Equivalent percentage of redeemed amount	100.00%
Debt instrument, basis spread on variable rate	0.20%
Senior Notes | 2016 Senior Notes (1.350% coupon)
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage									1.35%
Net debt carrying amount	499.8	[3]		499.7	[3]
Equivalent percentage of redeemed amount	100.00%
Debt instrument, basis spread on variable rate	0.125%
Senior Notes | 2018 Senior Notes (2.600% coupon)
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage								2.60%
Net debt carrying amount	649.0	[4]		648.8	[4]
Equivalent percentage of redeemed amount	100.00%
Debt instrument, basis spread on variable rate	0.30%
Senior Notes | 2018 Senior Notes (6.000% coupon)
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage										6.00%
Net debt carrying amount	0	[5]		811.4	[5]
Debt Instrument, Redemption Price, Percentage			103.00%
Senior Notes | 2019 Senior Notes (2.550% coupon)
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage									2.55%
Net debt carrying amount	499.0	[2]		498.8	[2]
Equivalent percentage of redeemed amount	100.00%
Debt instrument, basis spread on variable rate	0.20%
Senior Notes | 2020 Senior Notes (7.875% coupon)
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage											7.875%
Net debt carrying amount	1,010.5	[6]		1,012.0	[6]
Debt instrument, basis spread on variable rate	0.50%
Senior Notes | 2023 Senior Notes (3.125% coupon)
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage												3.125%
Net debt carrying amount	779.1	[2]		733.2	[2]
Equivalent percentage of redeemed amount	100.00%
Debt instrument, basis spread on variable rate	0.20%
Senior Notes | 2023 Senior Notes (4.200% coupon)
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage									4.20%
Net debt carrying amount	498.2	[7]		498.1	[7]
Equivalent percentage of redeemed amount	100.00%
Debt instrument, basis spread on variable rate	0.25%
Senior Notes | 2043 Senior Notes (5.400% coupon)
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage									5.40%
Net debt carrying amount	497.0	[7]		496.9	[7]
Equivalent percentage of redeemed amount	100.00%
Debt instrument, basis spread on variable rate	0.25%
Senior Notes | Other
Debt Instrument [Line Items]
Net debt carrying amount				0.1
Long-term debt, current maturities	$ 0.1
Option one | Senior Notes | 2020 Senior Notes (7.875% coupon)
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	101.00%
Option two | Senior Notes | 2020 Senior Notes (7.875% coupon)
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	103.938%

[1]	(a) As of December 31, 2014 and December 31, 2013, the cash convertible notes were classified as current portion of long-term debt and other long-term obligations and long-term debt, respectively, on the Consolidated Balance Sheets.
[2]	(a) Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.20% plus, in each case, accrued and unpaid interest
[3]	(b) Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.125% plus, in each case, accrued and unpaid interest
[4]	(c) Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.30% plus, in each case, accrued and unpaid interest
[5]	(d) Instrument was redeemed by the Company on November 15, 2014 at a redemption price of 103.000% of the principal amount.
[6]	(e) Instrument is callable by the Company at any time at any time prior to July 15, 2015 at 100% of the principal amount plus the greater of 1% of the principal amount and the excess over the principal of the present value of 103.938% of the principal amount plus all scheduled interest payments from the call date through July 15, 2015 discounted at the U.S. Treasury rate plus 0.50% plus accrued and unpaid interest. Instrument is callable by the Company at any time on or after July 15, 2015 at the redemption prices set forth in the Indenture dated May 19, 2010, plus accrued and unpaid interest.
[7]	(f) Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present value of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.25% plus, in each case, accrued and unpaid interest.